Company information (Details) $ in Thousands, € in Millions	Oct. 30, 2025 USD ($)	Jul. 07, 2023 EUR (€)	Jul. 07, 2023 USD ($)
Janssen
Disclosure Of Information Related To The Company
Deal value | €		€ 2,700.0
Janssen | Top of Range
Disclosure Of Information Related To The Company
Potential development and commercial milestones payments			$ 650,000
Collaboration agreement, compensation per indication			220,000
Janssen | Nanobiotix Corp. | Top of Range
Disclosure Of Information Related To The Company
Collaboration agreement, compensation per indication		220.0	$ 220,000
Janssen | Major ordinary share transactions
Disclosure Of Information Related To The Company
Deal value | €		2,600.0
Potential development and commercial milestones payments | €		€ 105.0
Royalty Financing Agreement
Disclosure Of Information Related To The Company
Aggregate nominal amount	$ 2,500
Aggregate consideration amount	$ 71,000